PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5.              PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Buildings	85,720,215	91,339,302	112,360,504
Plant and machinery	314,607,086	473,066,882	708,782,109
Motor vehicles	1,487,518	1,994,773	2,530,905
Electronic equipment, furniture and fixtures	46,811,898	59,886,131	79,305,774
	448,626,717	626,287,088	902,979,292
Less: Accumulated depreciation	(61,442,832)	(115,637,197)	(185,542,927)
	387,183,885	510,649,891	717,436,365
Construction in progress	89,673,918	60,816,734	202,290,269
Property, plant and equipment, net	476,857,803	571,466,625	919,726,634

Depreciation of property, plant and equipment was $34,120,465, $52,279,855 and $69,837,152 for the years ended December 31, 2009, 2010 and 2011, respectively.

Construction in progress primarily represents the construction of new plants that include several new production lines and the machinery under installation.

As of December 31, 2009, 2010, and 2011, the Company has pledged property, plant and equipment with a total carrying amount of $203,740,504, $187,981,989 and $360,873,347, respectively, to secure bank borrowings (see Note 10).